Document and Entity Information	Jul. 12, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 12, 2021
Entity Registrant Name	TEMPEST THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35890
Entity Tax Identification Number	45-1472564
Entity Address, Address Line One	7000 Shoreline Court
Entity Address, Address Line Two	Suite 275
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	415
Local Phone Number	798-8589
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TPST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (the “8-K Amendment”) is being filed to amend the Current Report on Form 8-K of Tempest Therapeutics, Inc. (the “Company”) filed on July 12, 2021 (the “Original 8-K”). The Original 8-K included disclosure in Item 5.02 with respect to the appointment of Nicholas Maestas as vice president, strategy and finance and is the Company’s principal financial officer. This 8-K Amendment supplements and amends Item 5.02 to include a correction to a clerical error in the original filing, of which the Company became aware after the filing of the Original 8-K, with respect to the terms of the option grant made to Mr. Maestas.
Amendment Flag	true
Entity Central Index Key	0001544227